Capital management	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Capital management

Note 14 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. During the third quarter of 2023, we complied with all applicable capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2023	October 31 2022
Capital (1)
CET1 capital	$82,892	$76,945
Tier 1 capital	90,193	84,242
Total capital	101,072	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios (1)
Credit risk	$470,732	$496,898
Market risk	37,426	35,342
Operational risk	77,741	77,639
Total RWA	$585,899	$609,879
Capital ratios and Leverage ratio (1)
CET1 ratio	14.1%	12.6%
Tier 1 capital ratio	15.4%	13.8%
Total capital ratio	17.3%	15.4%
Leverage ratio	4.2%	4.4%
Leverage ratio exposure (billions)	$2,142	$1,898
TLAC available and ratios (2)
TLAC available	$181,035	$160,961
TLAC ratio	30.9%	26.4%
TLAC leverage ratio	8.5%	8.5%

(1)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework.

The results for the period ended July 31, 2023 reflect our adoption of the revised CAR and LR guidelines that came into effect in Q2 2023 as part of OSFI’s implementation of the Basel III reforms.

(2)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.